Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Income Tax Expense	For the year ended December 31, 2023, 2022 and 2021, the Company’s income tax expense consisted of:
	For Year Ended December 31,
	2021	2022	2023
	US$	US$	US$
Current tax expense	24	—	—
Deferred tax (benefit)/expense	—	—	—
	24	—	—

Schedule of Income Tax Expense Determined at the PRC Statutory Income Tax Rate	A reconciliation of the income tax expense determined at the PRC statutory income tax rate to the Company’s actual income tax expense is as follows:
	For Year Ended December 31,
	2021	2022	2023
	US$	US$	US$
Loss before income tax expense	(16,680)	(8,845)	(6,120)
PRC statutory income tax rate	25%	25%	25%
Income tax at PRC statutory income tax rate	(4,170)	(2,211)	(1,530)
Super deduction of qualified R&D expenditures	—	—	—
Expenses not deductible	4,141	265	660
Change in valuation allowance	53	1,946	870
Change in unrecognized deferred tax asset	—	—	—
Income tax expense	24	—	—

Schedule of Deferred Tax Assets	The Group’s deferred tax assets on December 31, 2023 and 2022 were as follows:
	As of December 31, 2022	As of December 31, 2023
	US$	US$
Deferred tax assets	1,946	870
Less, valuation allowance	(1,946)	(870)
Deferred tax assets, net	—	—

Schedule of Roll-Forward of the Valuation Allowance	The following represents a roll-forward of the valuation allowance：
	For the years ended December 31,
	2021	2022	2023
	US$	US$	US$
Beginning balance	1	—	—
Deferred tax assets- provision for current year	52	1,946	870
Less, valuation allowance	(53)	(1,946)	(870)
Deferred tax assets, net	—	—	—